CONSOLIDATED CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 9,873,000	$ 6,942,000	$ 12,889,000
Prepaid expenses		698,000	868,000
Total current assets	53,336,000	49,277,000	28,798,000
Total assets	212,390,000	205,850,000	188,047,000
Current liabilities:
Accounts payable	21,721,000	13,749,000	12,691,000
Accounts payable - related party	321,000	399,000	190,000
Accrued expenses	17,084,000	16,072,000	7,307,000
Total current liabilities	208,250,000	190,515,000	109,348,000
Total liabilities	467,044,000	383,259,000	212,579,000
Commitments and Contingencies (Note 5)
Class A common stock, $0.0001 par value; 8,640,832 and 24,275,528 shares subject to possible redemption at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively	220,955,000	220,563,000	231,129,000
Stockholders' Equity:
Common stock	0	0
Additional paid-in capital	14,726,000	10,061,000	3,339,000
Accumulated deficit	(490,394,000)	(407,841,000)	(259,054,000)
Total stockholders' deficit	(475,609,000)	(397,972,000)	(255,661,000)
Total liabilities, convertible preferred stock and stockholders' deficit	212,390,000	205,850,000	188,047,000
Star Peak Energy Transition Corp [Member]
Current assets:
Cash	426,064	936,773
Prepaid expenses	586,259	627,564	1,594
Total current assets	1,012,323	1,564,337	1,594
Investments held in Trust Account	383,585,733	383,721,747
Total assets	384,598,056	385,286,084	253,018
Current liabilities:
Accounts payable	21,152	93,965	35,093
Accounts payable - related party	0	50,000
Accrued expenses	2,616,157	2,467,064	154,174
Franchise tax payable	49,315	198,406
Total current liabilities	2,686,624	2,809,435	246,568
Fair value of warrants	276,873,719	121,091,978
Deferred legal fees	203,910	203,910
Deferred underwriting commissions in connection with the initial public offering	13,425,476	13,425,476
Total liabilities	293,189,729	137,530,799	246,568
Commitments and Contingencies (Note 5)
Class A common stock, $0.0001 par value; 8,640,832 and 24,275,528 shares subject to possible redemption at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively	86,408,320	242,755,280
Stockholders' Equity:
Additional paid-in capital	273,994,882	117,649,486	23,994
Accumulated deficit	(268,998,806)	(112,651,848)	(18,550)
Total stockholders' deficit	5,000,007	5,000,005	6,450
Total liabilities, convertible preferred stock and stockholders' deficit	384,598,056	385,286,084	253,018
Class A common stock | Star Peak Energy Transition Corp [Member]
Stockholders' Equity:
Common stock		1,408
Total stockholders' deficit	2,972	1,408
Class A shares | Star Peak Energy Transition Corp [Member]
Stockholders' Equity:
Common stock	2,972	1,408
Common Class B | Star Peak Energy Transition Corp [Member]
Stockholders' Equity:
Common stock	959	959	1,006
Total stockholders' deficit	$ 959	$ 959	$ 1,006